Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP INCOME FUNDS
Entity Central Index Key	0000027825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000211235 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class R6
Trading Symbol	DGCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class R6) returned 2.16% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 31, 2019 (Class R6's inception), through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	Since inception (1/31/19)
Nomura Corporate Bond Fund (Class R6) – including sales charge	2.16%	-0.70%	2.75%
Nomura Corporate Bond Fund (Class R6) – excluding sales charge	2.16%	-0.70%	2.75%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.62%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.62%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 893,588,559
Holdings Count | Holding	288	[1]
Advisory Fees Paid, Amount	$ 3,669,096
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.46% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.46% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011005 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Institutional Class
Trading Symbol	DGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Institutional Class) returned 2.07% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Institutional Class) – including sales charge	2.07%	-0.78%	2.36%
Nomura Corporate Bond Fund (Institutional Class) – excluding sales charge	2.07%	-0.78%	2.36%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 893,588,559
Holdings Count | Holding	288	[2]
Advisory Fees Paid, Amount	$ 3,669,096
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011004 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class R
Trading Symbol	DGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class R) returned 1.56% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class R) – including sales charge	1.56%	-1.28%	1.87%
Nomura Corporate Bond Fund (Class R) – excluding sales charge	1.56%	-1.28%	1.87%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 893,588,559
Holdings Count | Holding	288	[3]
Advisory Fees Paid, Amount	$ 3,669,096
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011003 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class C
Trading Symbol	DGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.54%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class C) returned 1.05% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class C) – including sales charge	0.08%	-1.75%	1.36%
Nomura Corporate Bond Fund (Class C) – excluding sales charge	1.05%	-1.75%	1.36%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 893,588,559
Holdings Count | Holding	288	[4]
Advisory Fees Paid, Amount	$ 3,669,096
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011001 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class A
Trading Symbol	DGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Corporate Bond Fund (Class A) returned 1.81% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.53%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB‑rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and non-cyclicals.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in capital goods and real estate investment trusts (REITs).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Corporate Bond Fund (Class A) – including sales charge	-2.77%	-1.94%	1.64%
Nomura Corporate Bond Fund (Class A) – excluding sales charge	1.81%	-1.02%	2.11%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg US Corporate Bond Index	2.53%	-0.27%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 893,588,559
Holdings Count | Holding	288	[5]
Advisory Fees Paid, Amount	$ 3,669,096
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$893,588,559
Total number of portfolio holdings*	288
Total net advisory fees paid (during reporting period)	$3,669,096
Portfolio turnover rate	219%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	22.39%
Electric	10.43%
Energy	8.19%
Communications	8.15%
Finance Companies	7.42%
Consumer Non-Cyclical	7.10%
Technology	5.41%
Consumer Cyclical	5.21%
Capital Goods	4.78%
Insurance	4.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Corporate Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011010 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class A
Trading Symbol	DEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class A) returned 0.19% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class A) – including sales charge	-4.34%	-5.12%	0.43%
Nomura Extended Duration Bond Fund (Class A) – excluding sales charge	0.19%	-4.23%	0.89%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 242,907,254
Holdings Count | Holding	174	[6]
Advisory Fees Paid, Amount	$ 921,694
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011012 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class C
Trading Symbol	DEECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.56%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class C) returned -0.57% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class C) – including sales charge	-1.52%	-4.95%	0.15%
Nomura Extended Duration Bond Fund (Class C) – excluding sales charge	-0.57%	-4.95%	0.15%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 242,907,254
Holdings Count | Holding	174	[7]
Advisory Fees Paid, Amount	$ 921,694
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011013 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class R
Trading Symbol	DEERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class R) returned -0.05% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class R) – including sales charge	-0.05%	-4.48%	0.65%
Nomura Extended Duration Bond Fund (Class R) – excluding sales charge	-0.05%	-4.48%	0.65%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 242,907,254
Holdings Count | Holding	174	[8]
Advisory Fees Paid, Amount	$ 921,694
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000011014 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Institutional Class
Trading Symbol	DEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Institutional Class) returned 0.50% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Institutional Class) – including sales charge	0.50%	-3.99%	1.16%
Nomura Extended Duration Bond Fund (Institutional Class) – excluding sales charge	0.50%	-3.99%	1.16%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 242,907,254
Holdings Count | Holding	174	[9]
Advisory Fees Paid, Amount	$ 921,694
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000169262 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class R6
Trading Symbol	DEZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Extended Duration Bond Fund (Class R6) returned 0.59% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index (benchmark), returned 0.74%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s benchmark to lower-quality corporate debt, such as BBB‑rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year due to the continued positive risk sentiment that persisted for most of the fiscal year.
Investments in banking and communications.
Top detractors from performance:
Long-duration investments, which lagged as US Treasury rates climbed over the Fund's fiscal year.
Investments in consumer electric and insurance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Extended Duration Bond Fund (Class R6) – including sales charge	0.59%	-3.88%	1.24%
Nomura Extended Duration Bond Fund (Class R6) – excluding sales charge	0.59%	-3.88%	1.24%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Bloomberg Long US Corporate Index	0.74%	-3.51%	1.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 242,907,254
Holdings Count | Holding	174	[10]
Advisory Fees Paid, Amount	$ 921,694
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$242,907,254
Total number of portfolio holdings*	174
Total net advisory fees paid (during reporting period)	$921,694
Portfolio turnover rate	124%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	13.93%
Consumer Non-Cyclical	13.57%
Communications	12.20%
Banking	11.45%
Energy	10.60%
Capital Goods	8.06%
Insurance	6.31%
Technology	5.71%
Consumer Cyclical	3.90%
Natural Gas	2.89%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.48% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Extended Duration Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective December 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.48% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000228679 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class R6
Trading Symbol	DDFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class R6) returned 5.38% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2021 (Class R6's inception), through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	Since inception (8/31/21)
Nomura Floating Rate Fund (Class R6) – including sales charge	5.38%	6.29%
Nomura Floating Rate Fund (Class R6) – excluding sales charge	5.38%	6.29%
Bloomberg US Aggregate Index	2.71%	-0.37%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.19%

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 610,173,148
Holdings Count | Holding	234	[11]
Advisory Fees Paid, Amount	$ 3,128,383
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000085184 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Institutional Class
Trading Symbol	DDFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Institutional Class) returned 5.16% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Institutional Class) – including sales charge	5.16%	6.17%	5.23%
Nomura Floating Rate Fund (Institutional Class) – excluding sales charge	5.16%	6.17%	5.23%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 610,173,148
Holdings Count | Holding	234	[12]
Advisory Fees Paid, Amount	$ 3,128,383
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000085183 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class R
Trading Symbol	DDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class R) returned 4.76% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class R) – including sales charge	4.76%	5.64%	4.71%
Nomura Floating Rate Fund (Class R) – excluding sales charge	4.76%	5.64%	4.71%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 610,173,148
Holdings Count | Holding	234	[13]
Advisory Fees Paid, Amount	$ 3,128,383
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000085182 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class C
Trading Symbol	DDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class C) returned 4.12% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class C) – including sales charge	3.13%	5.12%	4.19%
Nomura Floating Rate Fund (Class C) – excluding sales charge	4.12%	5.12%	4.19%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 610,173,148
Holdings Count | Holding	234	[14]
Advisory Fees Paid, Amount	$ 3,128,383
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000085181 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class A
Trading Symbol	DDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Floating Rate Fund (Class A) returned 4.90% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 2.71%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index (benchmark), returned 4.28%.
Top contributors to performance:
Security selection and an overweight allocation in the utilities and materials sectors relative to the Fund’s benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection and an underweight allocation to the software and services sector relative to the benchmark
Top detractors from performance:
Security selection and an underweight allocation to the energy sector relative to the benchmark
An underweight allocation to the pharmaceuticals sector relative to the benchmark
Security selection within the telecommunication services and food and beverage sectors

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Floating Rate Fund (Class A) – including sales charge	2.08%	5.32%	4.69%
Nomura Floating Rate Fund (Class A) – excluding sales charge	4.90%	5.91%	4.97%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%
Morningstar LSTA US Leveraged Loan Index	4.28%	6.18%	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 610,173,148
Holdings Count | Holding	234	[15]
Advisory Fees Paid, Amount	$ 3,128,383
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$610,173,148
Total number of portfolio holdings*	234
Total net advisory fees paid (during reporting period)	$3,128,383
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	17.21%
Financials	16.48%
Consumer Discretionary	12.01%
Materials	11.45%
Healthcare	10.16%
Information Technology	9.03%
Communication Services	8.12%
Utilities	5.20%
Consumer Staples	4.89%
Energy	0.26%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund. Delaware Management Company (DMC), the Fund's investment manager, will regularly consult with  MAMCA to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest. As part of this process, MAMCA provides nondiscretionary recommendations to DMC with respect to the Fund’s investments and executes trades on behalf of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Floating Rate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective December 1, 2025, Macquarie Asset Management Credit Advisers US, LLC (MAMCA) was added as an unaffiliated sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.
[8]	Excludes cash and cash equivalents.
[9]	Excludes cash and cash equivalents.
[10]	Excludes cash and cash equivalents.
[11]	Excludes cash and cash equivalents.
[12]	Excludes cash and cash equivalents.
[13]	Excludes cash and cash equivalents.
[14]	Excludes cash and cash equivalents.
[15]	Excludes cash and cash equivalents.